Taxes on Income (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 2,293	$ 1,987
Increase in tax positions	1,851	375
Decrease in tax positions	(198)	(135)
Acquisition of subsidiary		66
Balance at the end of the year	$ 3,946	$ 2,293